Investments - Sales-Type and Direct Financing Receivables - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2023	Dec. 31, 2024
Investments [Abstract]
Direct Financing Lease, Net Investment in Lease, Sale	$ 675.8	$ 132.0	$ 556.9
Remainder of 2025	13.6
2025	55.0		44.5
2026	56.2		45.3
2027	57.6		46.3
2028	59.0		47.4
2029	60.4		48.6
Thereafter	$ 1,600.0		$ 1.3